UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cornerstone Total
Return Fund, Inc.

June 30, 2024

CONTENTS

Letter to Stockholders	1
Portfolio Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Results of Annual Meeting of Stockholders	20
Investment Management Agreement Approval Disclosure	21
Description of Dividend Reinvestment Plan	23
Proxy and Voting Portfolio Holdings Information	25
Summary of General Information	25
Stockholder Information	25

Letter to Stockholders

August 5, 2024

Dear Fellow Stockholders:

Following is the semi-annual report for Cornerstone Total Return Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2024. At the end of the period, the Fund’s net assets were $766.8 million and the Net Asset Value per share (“NAV”) was $6.79. The share price closed at $7.85. After reflecting the reinvestment of monthly distributions totaling $0.62 per share, the Fund achieved a total investment return at market value of 21.92% for the period ended June 30, 2024.

Economic and Market Summary

The U.S. economy has done quite well this year by most metrics. Although 2024 is off to a slow start, there is less concern about a recession, inflation is declining, consumer confidence is high, and the labor market is still solid despite a slowdown. Job growth was positive in the first half of the year, although the pace of expansion slowed in the second quarter. The unemployment rate started the year near an all-time low but gradually ticked up into the summer, hitting 4.0% in May for the first time since January 2022. At the beginning of the year, investors were unsure of the path the Federal Reserve (the “Fed”) would take. Some economists predicted multiple interest rate cuts, while others predicted no changes. The Fed has maintained rates in a range between 5.00% and 5.25% since July 2023, but economists are now predicting just one cut in the second half of 2024. The first half of the year saw a slowdown in U.S. economic growth, below economists’ forecasts. There were concerns that economic growth would be impacted by trade disruptions resulting from the Francis Scott Key Bridge collapse in Baltimore, but the negative effects were short-lived. Inflation metrics improved, but progress toward returning it to its pre-pandemic averages of just under 2% has slowed in recent months. The information technology and communication services sectors were strong contributors to gains in the S&P 500 during the first half of the year. Returns were significantly boosted by positive corporate returns from some of the Magnificent Seven technology companies. The real estate and utilities sectors were weaker in the first quarter, while materials and industrials were weaker in the second quarter.

Managed Distribution Policy

The Fund has maintained its policy of regular distributions to stockholders, which continues to be popular with investors. These distributions are not tied to the Fund’s investment income and capital gains and do not represent yield or investment return on the Fund’s portfolio. The policy of maintaining regular monthly distributions is designed to enhance stockholder value by increasing liquidity for individual investors and providing greater flexibility to manage their investment in the Fund. As always, stockholders have the option of taking their distributions in cash or reinvesting them in shares of the Fund pursuant to the Fund’s reinvestment plan. The Board of Directors believes that the Fund’s distribution policy maintains a stable, high rate of distribution for stockholders. As always, the monthly distributions are reviewed and approved by the Board throughout the year and are subject to change at their discretion. In addition, please note the Fund’s reinvestment plan which may provide additional benefit to participating stockholders, as explained further below. Please read the disclosure notes in the Fund’s report for details on the Fund’s distribution policy and reinvestment plan. As in previous years, stockholders will receive a final determination of the total distribution attributable to income, capital gains, or return-of-capital after the end of each year. The allocation among these categories may vary greatly from year to year. In any given year, there is no guarantee that the Fund’s investment returns will exceed the amount of the distributions. To the extent that the amount of distributions taken in cash exceeds the total net investment returns of the Fund, the assets of the Fund will decline. If the total net investment returns exceed the amount of cash distributions, the assets

1

Letter to Stockholders (concluded)

of the Fund will increase. In both cases, the Fund’s individual stockholders have complete flexibility to take their distributions in cash or to reinvest in Fund shares through the Fund’s reinvestment plan, and they can change this election as they desire.

Distribution Reinvestment Considerations

The Fund’s distribution reinvestment plan may at times provide significant benefits to plan participants; therefore, stockholders should evaluate the advantages of reinvesting their distribution payments through the plan. Under the plan, the method for determining the number of newly issued shares received when distributions are reinvested is determined by dividing the amount of the distribution either by the Fund’s last reported NAV or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the distribution, whichever is lower. When the Fund trades at a premium to its NAV, as it has in recent history, stockholders may find that reinvestments through the plan provide potential advantages worth considering.

Outlook

There are still questions about the direction of inflation and the extent and timing of Fed rate reductions. It is anticipated that growth would continue to moderate in the second half of 2024. The stock market’s course will be influenced by a number of variables, but the strength of American consumers—who have benefited from years of hiring and wage growth—will continue to have a significant impact. Although there’s a chance that the November U.S. Presidential election could heighten volatility, these impacts will likely be temporary.

The Fund’s Board of Directors, its officers, and its investment adviser appreciate your ongoing support and are aware that investors have placed their trust in us. We know you have a choice, and we all remain committed to continuing to provide our service to you.

Joshua G. Bradshaw Portfolio Manager	Daniel W. Bradshaw Portfolio Manager

2

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2024 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	24.3
Closed-End Funds	22.2
Financials	9.2
Health Care	8.2
Communication Services	7.8
Consumer Discretionary	7.0
Industrials	5.9
Exchange-Traded Funds	5.2
Consumer Staples	5.0
Energy	2.6
Utilities	1.6
Materials	0.1
Real Estate	0.1
Other	0.8

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple Inc.	Information Technology	6.5%
2.	Microsoft Corporation	Information Technology	4.9%
3.	NVIDIA Corporation	Information Technology	4.6%
4.	Alphabet Inc. - Class C	Communication Services	3.9%
5.	Amazon.com, Inc.	Consumer Discretionary	3.1%
6.	Meta Platforms, Inc. - Class A	Communication Services	2.1%
7.	Gabelli Dividend & Income Trust (The)	Closed-End Funds	1.7%
8.	Eaton Vance Tax-Advantaged Dividend Income Fund	Closed-End Funds	1.6%
9.	Nuveen Nasdaq 100 Dynamic Overwrite Fund	Closed-End Funds	1.5%
10.	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	Closed-End Funds	1.5%

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.11%
CLOSED-END FUNDS — 22.22%
CONVERTIBLE SECURITY FUNDS — 0.47%
Bancroft Fund Ltd.	44,388	$695,560
Ellsworth Growth and Income Fund Ltd.	149,224	1,229,606
Gabelli Convertible & Income Securities Fund, Inc.	2,197	8,041
Virtus Convertible & Income Fund	398,336	1,302,559
Virtus Convertible & Income Fund II	113,119	330,307
		3,566,073
DIVERSIFIED EQUITY — 5.92%
Eaton Vance Tax-Advantaged Dividend Income Fund	511,056	11,902,494
Gabelli Dividend & Income Trust (The)	573,321	13,020,120
General American Investors Company, Inc.	186,040	9,249,909
John Hancock Tax-Advantaged Dividend Income Fund	11,094	224,210
Liberty All-Star® Equity Fund	129,010	877,268
Liberty All-Star® Growth Fund, Inc.	681,462	3,639,007
Royce Value Trust, Inc.	309,683	4,481,113
Tri-Continental Corporation	64,725	2,004,533
		45,398,654
GLOBAL — 2.84%
abrdn Global Dynamic Dividend Fund	29,902	291,844
abrdn Total Dynamic Dividend Fund	326,498	2,745,848
Clough Global Dividend and Income Fund	107,518	612,853
Clough Global Equity Fund	167,449	1,167,956
Clough Global Opportunities Fund	359,971	1,936,644
Eaton Vance Tax-Advantaged Global Dividend Income Fund	559,211	10,406,917
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	148,316	3,782,058
Gabelli Global Small and Mid Cap Value Trust (The)	18,181	205,263
GDL Fund (The)	78,774	617,588
		21,766,971
INCOME & PREFERRED STOCK — 1.00%
Calamos Long/Short Equity & Dynamic Income Trust	44,475	678,244
Calamos Strategic Total Return Fund	415,443	6,996,060
		7,674,304
NATURAL RESOURCES — 0.40%
Adams Natural Resources Fund, Inc.	130,634	3,084,269

OPTION ARBITRAGE/OPTIONS STRATEGIES — 10.01%
BlackRock Enhanced Capital & Income Fund, Inc.	87,500	1,749,125
BlackRock Enhanced Equity Dividend Trust	588,767	4,810,226
BlackRock Enhanced Global Dividend Trust	325,813	3,456,876
BlackRock Enhanced International Dividend Trust	208,706	1,164,579
Eaton Vance Enhanced Equity Income Fund	59,775	1,161,428

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Eaton Vance Enhanced Equity Income Fund II	172,081	$3,747,924
Eaton Vance Risk-Managed Diversified Equity Income Fund	529,426	4,648,360
Eaton Vance Tax-Managed Buy-Write Income Fund	149,343	2,108,723
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	826,475	11,297,914
Eaton Vance Tax-Managed Diversified Equity Income Fund	438,924	6,166,882
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	532,730	4,405,677
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,159,561	9,798,291
Nuveen Dow 30SM Dynamic Overwrite Fund	279,414	3,914,590
Nuveen Nasdaq 100 Dynamic Overwrite Fund	453,984	11,385,919
Nuveen S&P 500 Buy-Write Income Fund	385,042	5,198,067
Nuveen S&P 500 Dynamic Overwrite Fund	92,924	1,517,449
Virtus Dividend, Interest & Premium Strategy Fund	17,450	214,286
Voya Global Equity Dividend and Premium Opportunity Fund	6,495	33,384
		76,779,700
SECTOR EQUITY — 0.78%
BlackRock Innovation and Growth Term Trust	607,517	4,392,348
Gabelli Healthcare & WellnessRx Trust (The)	34,048	326,180
GAMCO Natural Resources, Gold & Income Trust	300	1,647
John Hancock Financial Opportunities Fund	44,700	1,252,047
		5,972,222
UTILITY — 0.80%
Allspring Utilities and High Income Fund	46,129	452,987
BlackRock Utilities, Infrastructure & Power Opportunities Trust	115,763	2,564,150
Duff & Phelps Utility and Infrastructure Fund Inc.	317,261	3,118,676
		6,135,813

TOTAL CLOSED-END FUNDS		170,378,006

COMMON STOCKS — 71.67%
COMMUNICATION SERVICES — 7.76%
Alphabet Inc. - Class C	164,900	30,245,958
AT&T Inc.	88,100	1,683,591
Comcast Corporation - Class A	53,700	2,102,892
Meta Platforms, Inc. - Class A	31,200	15,731,664
Netflix, Inc. *	5,900	3,981,792
T-Mobile US, Inc.	9,100	1,603,238
Verizon Communications Inc.	54,900	2,264,076
Walt Disney Company (The)	19,400	1,926,226
		59,539,437
CONSUMER DISCRETIONARY — 7.01%
Amazon.com, Inc. *	122,100	23,595,825
AutoZone, Inc. *	120	355,692
Booking Holdings Inc.	300	1,188,450

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Chipotle Mexican Grill, Inc. *	20,000	$1,253,000
D.R. Horton, Inc.	4,500	634,185
eBay Inc.	7,800	419,016
Ford Motor Company	58,400	732,336
General Motors Company	20,800	966,368
Hilton Worldwide Holdings Inc.	4,000	872,800
Home Depot, Inc. (The)	14,000	4,819,360
Lowe’s Companies, Inc.	7,000	1,543,220
Marriott International, Inc. - Class A	4,400	1,063,788
McDonald’s Corporation	9,000	2,293,560
NIKE, Inc. - Class B	13,700	1,032,569
O’Reilly Automotive, Inc. *	1,000	1,056,060
Ross Stores, Inc.	5,100	741,132
Starbucks Corporation	14,100	1,097,685
Tesla, Inc. *	42,900	8,489,052
TJX Companies, Inc. (The)	14,300	1,574,430
		53,728,528
CONSUMER STAPLES — 5.03%
Altria Group, Inc.	30,400	1,384,720
Archer-Daniels-Midland Company	10,500	634,725
Coca-Cola Company (The)	66,700	4,245,455
Colgate-Palmolive Company	15,700	1,523,528
Constellation Brands, Inc. - Class A	2,800	720,384
Costco Wholesale Corporation	7,500	6,374,925
Dollar General Corporation	800	105,784
General Mills, Inc.	10,500	664,230
Hershey Company (The)	2,900	533,107
Keurig Dr Pepper Inc.	17,300	577,820
Kimberly-Clark Corporation	6,200	856,840
Kraft Heinz Company (The)	13,600	438,192
Mondelēz International, Inc. - Class A	23,900	1,564,016
Monster Beverage Corporation *	13,100	654,345
PepsiCo, Inc.	16,900	2,787,317
Philip Morris International Inc.	26,700	2,705,511
Procter & Gamble Company (The)	39,100	6,448,372
Target Corporation	8,800	1,302,752
Walmart Inc.	74,800	5,064,708
		38,586,731
ENERGY — 2.59%
Chevron Corporation	23,900	3,738,438
ConocoPhillips	17,200	1,967,336
Devon Energy Corporation	10,900	516,660
EOG Resources, Inc.	7,500	944,025
Exxon Mobil Corporation	60,764	6,995,152
Hess Corporation	5,800	855,616
Kinder Morgan, Inc. - Class P	16,884	335,485
Marathon Petroleum Corporation	3,700	641,876
Occidental Petroleum Corporation	8,000	504,240
Phillips 66	7,200	1,016,424
Schlumberger Limited	19,200	905,856
Valero Energy Corporation	4,800	752,448
Williams Companies, Inc. (The)	16,600	705,500
		19,879,056
FINANCIALS — 9.21%
Aflac Incorporated	8,600	768,066
American Express Company	8,300	1,921,865

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
American International Group, Inc.	10,400	$772,096
Aon plc - Class A	2,900	851,382
Arthur J. Gallagher & Co.	3,000	777,930
Bank of America Corporation	110,400	4,390,608
Bank of New York Mellon Corporation (The)	9,600	574,944
Berkshire Hathaway Inc. - Class B *	18,400	7,485,120
BlackRock, Inc.	2,000	1,574,640
Capital One Financial Corporation	5,100	706,095
Charles Schwab Corporation (The)	23,100	1,702,239
Chubb Limited	6,400	1,632,512
Citigroup Inc.	28,800	1,827,648
CME Group Inc.	5,800	1,140,280
Fiserv, Inc. *	9,400	1,400,976
Goldman Sachs Group, Inc. (The)	5,300	2,397,296
Intercontinental Exchange, Inc.	9,300	1,273,077
JPMorgan Chase & Co.	45,800	9,263,508
Marsh & McLennan Companies, Inc.	8,000	1,685,760
Mastercard Incorporated - Class A	13,300	5,867,428
MetLife, Inc.	9,900	694,881
Moody’s Corporation	2,000	841,860
Morgan Stanley	19,900	1,934,081
MSCI Inc.	1,100	529,925
PayPal Holdings, Inc. *	16,800	974,904
PNC Financial Services Group, Inc. (The)	6,100	948,428
Progressive Corporation (The)	9,600	1,994,016
S&P Global Inc.	5,000	2,230,000
Travelers Companies, Inc. (The)	3,300	671,022
Truist Financial Corporation	20,600	800,310
U.S. Bancorp	24,400	968,680
Visa, Inc. - Class A	24,900	6,535,503
Wells Fargo & Company	59,100	3,509,949
		70,647,029
HEALTH CARE — 8.16%
Abbott Laboratories	22,200	2,306,802
AbbVie Inc.	25,000	4,288,000
Amgen Inc.	7,100	2,218,395
Becton, Dickinson and Company	4,500	1,051,695
Boston Scientific Corporation *	20,336	1,566,075
Bristol-Myers Squibb Company	24,600	1,021,638
Centene Corporation *	10,200	676,260
Cigna Group (The)	4,400	1,454,508
CVS Health Corporation	14,400	850,464
Danaher Corporation	8,800	2,198,680
DexCom, Inc. *	7,600	861,688
Edwards Lifesciences Corporation *	7,300	674,301
Elevance Health, Inc.	3,200	1,733,952
Eli Lilly and Company	9,400	8,510,572
Gilead Sciences, Inc.	17,200	1,180,092
HCA Healthcare, Inc.	3,200	1,028,096
IDEXX Laboratories, Inc. *	700	341,040
Intuitive Surgical, Inc. *	4,300	1,912,855
Johnson & Johnson	34,402	5,028,196
McKesson Corporation	1,900	1,109,676
Medtronic plc	15,600	1,227,876
Merck & Co., Inc.	36,200	4,481,560

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Moderna, Inc. *	1,000	$118,750
Pfizer Inc.	77,300	2,162,854
Regeneron Pharmaceuticals, Inc. *	1,300	1,366,339
Stryker Corporation	4,000	1,361,000
Thermo Fisher Scientific Inc.	5,000	2,765,000
UnitedHealth Group Incorporated	12,903	6,570,982
Vertex Pharmaceuticals Incorporated *	3,100	1,453,032
Zoetis Inc.	6,000	1,040,160
		62,560,538
INDUSTRIALS — 5.87%
3M Company	9,600	981,024
Automatic Data Processing, Inc.	7,100	1,694,699
Boeing Company (The) *	10,200	1,856,502
Carrier Global Corporation	14,000	883,120
Caterpillar Inc.	8,600	2,864,660
Cintas Corporation	1,700	1,190,442
CSX Corporation	34,800	1,164,060
Cummins Inc.	2,900	803,097
Deere & Company	4,500	1,681,335
Eaton Corporation plc	6,800	2,132,140
Emerson Electric Co.	9,400	1,035,504
FedEx Corporation	3,300	989,472
GE Vernova Inc. *	4,675	801,809
General Dynamics Corporation	4,200	1,218,588
General Electric Company	18,700	2,972,739
Honeywell International Inc.	11,300	2,413,002
Illinois Tool Works Inc.	5,300	1,255,888
Johnson Controls International plc	13,800	917,286
Lockheed Martin Corporation	4,300	2,008,530
Norfolk Southern Corporation	3,800	815,822
Northrop Grumman Corporation	2,500	1,089,875
Old Dominion Freight Line, Inc.	3,300	582,780
PACCAR Inc.	8,200	844,108
Parker-Hannifin Corporation	2,100	1,062,201
Paychex, Inc.	5,900	699,504
Republic Services, Inc.	3,600	699,624
RTX Corporation	21,700	2,178,463
Trane Technologies plc - Class A	3,900	1,282,827
TransDigm Group Incorporated	900	1,149,849
Union Pacific Corporation	10,500	2,375,730
United Parcel Service, Inc. - Class B	12,300	1,683,255
Veralto Corporation	2,633	251,373
Waste Management, Inc.	6,800	1,450,712
		45,030,020
INFORMATION TECHNOLOGY — 24.28%
Accenture plc - Class A	9,000	2,730,690
Adobe Inc. *	6,100	3,388,794
Advanced Micro Devices, Inc. *	18,200	2,952,222
Amphenol Corporation - Class A	17,200	1,158,764
Analog Devices, Inc.	7,100	1,620,646
Apple Inc.	237,500	50,022,250
Applied Materials, Inc.	11,400	2,690,286
Arista Networks, Inc. *	4,000	1,401,920
Autodesk, Inc. *	2,100	519,645
Broadcom Inc.	5,800	9,312,074
Cadence Design Systems, Inc. *	3,100	954,025
Cisco Systems, Inc.	46,400	2,204,464

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited) (continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Fortinet, Inc. *	11,200	$675,024
Intel Corporation	42,300	1,310,031
International Business Machines Corporation	14,300	2,473,185
Intuit Inc.	3,700	2,431,677
KLA Corporation	1,700	1,401,667
Lam Research Corporation	2,000	2,129,700
Microchip Technology Incorporated	7,800	713,700
Micron Technology, Inc.	13,000	1,709,890
Microsoft Corporation	84,400	37,722,580
Motorola Solutions, Inc.	2,500	965,125
NVIDIA Corporation	288,100	35,591,874
NXP Semiconductors N.V.	3,700	995,633
ON Semiconductor Corporation *	3,700	253,635
Oracle Corporation	27,600	3,897,120
Palo Alto Networks, Inc. *	4,500	1,525,545
QUALCOMM Incorporated	17,100	3,405,978
Roper Technologies, Inc.	1,600	901,856
Salesforce, Inc.	12,500	3,213,750
ServiceNow, Inc. *	2,600	2,045,342
Synopsys, Inc. *	2,000	1,190,120
TE Connectivity Ltd.	4,700	707,021
Texas Instruments Incorporated	9,900	1,925,847
		186,142,080
MATERIALS — 0.10%
Albemarle Corporation	200	19,104
Corteva, Inc.	1,600	86,304
Ecolab Inc.	400	95,200
Linde plc	1,000	438,810
Nucor Corporation	800	126,464
		765,882
REAL ESTATE — 0.09%
CBRE Group, Inc. - Class A *	600	53,466
Crown Castle, Inc.	1,000	97,700
Extra Space Storage Inc.	500	77,705
Prologis, Inc.	2,200	247,082
Public Storage	200	57,530
Realty Income Corporation	1,000	52,820
SBA Communications Corporation - Class A	400	78,520
		664,823
UTILITIES — 1.57%
American Electric Power Company, Inc.	8,900	780,886
American Water Works Company, Inc.	3,300	426,228
Consolidated Edison, Inc.	3,100	277,202
Constellation Energy Corporation	5,533	1,108,094
Dominion Energy, Inc.	15,000	735,000
Duke Energy Corporation	8,600	861,978
Edison International	6,800	488,308
Exelon Corporation	20,700	716,427
NextEra Energy, Inc.	35,600	2,520,836
PG&E Corporation	22,100	385,866
Public Service Enterprise Group Incorporated	9,000	663,300
Sempra	7,700	585,662
Southern Company (The)	18,700	1,450,559
WEC Energy Group, Inc.	6,600	517,836
Xcel Energy Inc.	9,900	528,759
		12,046,941

TOTAL COMMON STOCKS		549,591,065

EXCHANGE-TRADED FUNDS — 5.22%
Consumer Discretionary Select Sector SPDR® Fund (The)	14,300	2,608,320

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2024 (unaudited) (concluded)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
Consumer Staples Select Sector SPDR® Fund (The)	38,600	$2,955,988
Energy Select Sector SPDR® Fund (The)	5,300	483,095
Health Care Select Sector SPDR® Fund (The)	59,200	8,628,400
Industrial Select Sector SPDR® Fund (The)	47,900	5,837,573
Materials Select Sector SPDR® Fund (The)	65,700	5,801,967
Real Estate Select Sector SPDR® Fund (The)	93,900	3,606,699
Technology Select Sector SPDR® Fund (The)	44,600	10,089,858
TOTAL EXCHANGE-TRADED FUNDS		40,011,900

TOTAL EQUITY SECURITIES
(cost - $574,358,718)		759,980,971

SHORT-TERM INVESTMENT — 0.64%
MONEY MARKET FUND — 0.64%
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% ^ (cost - $4,888,063)	4,888,063	4,888,063

TOTAL INVESTMENTS — 99.75% (cost - $579,246,781)		764,869,034

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.25%		1,889,764

NET ASSETS — 100.00%		$766,758,798

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2024.

plc	Public Limited Company.

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2024 (unaudited)

ASSETS
Investments, at value (cost – $579,246,781) (Notes B and C)	$764,869,034
Receivables:
Investments sold	2,257,166
Dividends	672,826
Prepaid expenses	39,384
Total Assets	767,838,410

LIABILITIES
Payables:
Investment management fees (Note D)	621,748
Investments purchased	236,591
Administration and fund accounting fees (Note D)	61,048
Directors’ fees and expenses	61,064
Other accrued expenses	99,161
Total Liabilities	1,079,612

NET ASSETS (applicable to 113,004,522 shares of common stock)	$766,758,798

NET ASSET VALUE PER SHARE ($766,758,798 ÷ 113,004,522)	$6.79

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 113,004,522 shares issued and outstanding (1,000,000,000 shares authorized)	$1,130,045
Paid-in capital	580,952,088
Accumulated earnings	184,676,665
Net assets applicable to shares outstanding	$766,758,798

See accompanying notes to financial statements.

11

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$10,977,035

Expenses:
Investment management fees (Note D)	3,673,163
Administration and fund accounting fees (Note D)	191,774
Directors’ fees and expenses	129,080
Printing	59,855
Custodian fees	50,656
Legal and audit fees	32,224
Transfer agent fees	26,683
Insurance	13,410
Stock exchange listing fees	7,964
Miscellaneous	16,986
Total Expenses	4,201,795

Net Investment Income	6,775,240

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	29,813,847
Long-term capital gain distributions from regulated investment companies	24,708
Net change in unrealized appreciation/(depreciation) in value of investments	65,368,217
Net realized and unrealized gain on investments	95,206,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,982,012

See accompanying notes to financial statements.

12

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

INCREASE IN NET ASSETS
Operations:
Net investment income	$6,775,240	$2,916,919
Net realized gain from investments	29,838,555	55,181,730
Net change in unrealized appreciation/ (depreciation) in value of investments	65,368,217	116,486,182

Net increase in net assets resulting from operations	101,982,012	174,584,831

Distributions to stockholders (Note B):
From earnings	(35,968,004)	(56,795,621)
Return-of-capital	(33,193,211)	(92,028,339)
Total distributions to stockholders	(69,161,215)	(148,823,960)

Common stock transactions:
Proceeds from 3,181,422 and 7,508,601 shares newly issued in reinvestment of dividends and distributions, respectively	21,186,834	48,079,312

Net increase in net assets from common stock transactions	21,186,834	48,079,312

Total increase in net assets	54,007,631	73,840,183

NET ASSETS
Beginning of period	712,751,167	638,910,984
End of period	$766,758,798	$712,751,167

See accompanying notes to financial statements.

13

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2024 (Unaudited)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.49		$6.24	$9.88	$9.56	$10.46	$10.15
Net investment income #	0.06		0.03	0.02	0.01	0.04	0.10
Net realized and unrealized gain/(loss) on investments	0.86		1.64	(2.00)	1.82	1.21	2.59
Net increase/(decrease) in net assets resulting from operations	0.92		1.67	(1.98)	1.83	1.25	2.69

Dividends and distributions to stockholders:
Net investment income	(0.06)		(0.03)	(0.03)	(0.01)	(0.04)	(0.10)
Net realized capital gains	(0.26)		(0.51)	(0.22)	(1.12)	(0.58)	(0.43)
Return-of-capital	(0.30)		(0.88)	(1.83)	(0.71)	(1.54)	(1.85)
Total dividends and distributions to stockholders	(0.62)		(1.42)	(2.08)	(1.84)	(2.16)	(2.38)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		—	0.42	0.33	—	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +	0.00	+
Common stock repurchases	—		—	—	—	0.01	—
Total common stock transactions	—		—	0.42	0.33	0.01	0.00	+

Net asset value, end of period	$6.79		$6.49	$6.24	$9.88	$9.56	$10.46
Market value, end of period	$7.85		$7.06	$7.10	$13.75	$11.40	$10.99
Total investment return (a)	21.92	%(b)	23.63%	(32.11%)	45.50%	30.70%	23.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$766,759		$712,751	$638,911	$625,215	$391,374	$415,560
Ratio of net expenses to average net assets (c)	1.14	%(d)	1.15%	1.15%	1.15%	1.19%	1.17	%(e)
Ratio of net investment income to average net assets (f)	1.85	%(d)	0.43%	0.31%	0.17%	0.43%	0.96%
Portfolio turnover rate	18	%(b)	59%	49%	77%	104%	46%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.19%, annualized, for the year ended December 31, 2019.

(f)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2024, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2024, the Fund did not invest in derivative instruments or engage in hedging activities.

15

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

The Fund holds certain investments which pay distributions to their stockholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are treated as a reduction of the cost of investments or as a realized gain, respectively.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2024, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2021 through 2023, and for the six months ended June 30, 2024. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes.

16

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Securities or other assets that are not publicly traded or for which a market price is not otherwise readily available will be valued at a price that reflects such security’s fair value, as determined by the Investment Manager and ratified by the Board in accordance with the Fund’s Policy for Valuation of Portfolio Securities. In making such fair value determinations, the Investment Manager is required to consider all appropriate factors relevant to the value of securities for which other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Investment Manager’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Investment Manager is aware of any other data that calls into question the reliability of market quotations.

17

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2024, in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$759,980,971	$—
Short-Term Investment	4,888,063	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$764,869,034	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2024.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2024, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2024, Cornerstone earned $3,673,163 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and materials for meetings of the Board.

Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2024, Ultimus earned $191,774 as fund accounting agent and administrator

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2023, purchases and sales of securities, other than short-term investments, were $131,008,211 and $171,790,564, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 1,000,000,000 shares of common stock authorized and 113,004,522 shares issued and outstanding at June 30, 2024. Transactions in common stock for the six months ended June 30, 2024, were as follows:

Shares at beginning of period	109,823,100
Shares newly issued from rights offering	—
Shares issued in reinvestment of dividends and distributions	3,181,422
Shares at end of period	113,004,522

18

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2024 and December 31, 2023 was as follows:

	June 30, 2024	December 31, 2023
Ordinary Income	$6,775,239	$6,710,287
Long-Term Capital Gains	29,192,765	50,085,334
Return-of-Capital	33,193,211	92,028,339
Total Distributions	$69,161,215	$148,823,960

At December 31, 2023, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$118,662,658
Total accumulated earnings	$118,662,658

The following information is computed on a tax basis for each item as of June 30, 2024:

Cost of portfolio investments	$580,192,369
Gross unrealized appreciation	$196,183,740
Gross unrealized depreciation	(11,507,075)
Net unrealized appreciation	$184,676,665

19

Results of Annual Meeting of Stockholders (unaudited)

On April 16, 2024, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 110,358,978 shares of common stock outstanding on the record date of February 15, 2024:

(1) To approve the election of nine directors to hold office until the year 2025 Annual Meeting of Stockholders.

Name of Directors	For	Withheld
Daniel W. Bradshaw	63,826,356	3,213,717
Joshua G. Bradshaw	63,660,832	3,379,241
Ralph W. Bradshaw	64,226,636	2,813,437
Robert E. Dean	64,258,674	2,781,399
Marcia E. Malzahn	64,063,511	2,976,562
Frank J. Maresca	64,236,410	2,803,663
Matthew W. Morris	64,206,564	2,833,509
Scott B. Rogers	64,570,519	2,469,554
Andrew A. Strauss	64,482,187	2,557,886

20

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors (the “Board”) of Cornerstone Total Return Fund, Inc. (the “Fund”) , including those members of the Board who are not “interested persons,” as such term is defined by the 1940 Act (the “Independent Directors”), considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, LLC (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in-person meeting of the Board held on February 9, 2024.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment

Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15(c) of the 1940 Act, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 9, 2024. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance for the one-year, three-year, five-year and since inception periods ending December 31, 2023 with the performance of comparable closed-end funds for the same periods and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Independent Directors met in executive session to discuss the information provided and was advised by independent legal counsel with respect to their deliberations and their duties when considering the Agreement’s continuance. Based on their review of the information requested and provided, the Independent Directors determined that: (i) the Investment Manager is expected to continue to provide a high-caliber quality of service to the Fund for the benefit of its stockholders; (ii) the Fund’s

21

Investment Management Agreement Approval Disclosure (unaudited)
(concluded)

performance was satisfactory; (iii) the management fees payable to the Investment Manager under the Agreement, in light of the services to be provided, were not unreasonable; and (iv) the Investment Manager’s estimated profitability with respect to the Fund was not excessive. The Independent Directors concluded that the Fund’s fee structure was not unreasonable and that the renewal of the Agreement with respect to the Fund was in the best interests of its stockholders. In considering the Agreement’s renewal, the Independent Directors considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Independent Directors did not identify any one factor as determinative, and each Independent Director may have weighed each factor differently. The Independent Directors’ noted that their conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of the Independent Directors) approved the continuance of the Agreement with respect to the Fund.

22

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by Equiniti Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 48 Wall Street, 23rd Floor, New York, NY 10005. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution ice (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of

23

Description of Dividend Reinvestment Plan (unaudited) (concluded)

federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all their shares though the Agent. Shares may be sold via the internet at www.equiniti.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to Equiniti Trust Company LLC, 48 Wall Street, 23rd Floor, New York, NY 10005. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to Equiniti Trust Company, LLC, 48 Wall Street, 23rd Floor, New York, NY 10005. Certain transactions can be performed online at www.equiniti.com or by calling the toll-free number (866) 668-6558.

24

Proxy and Voting Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

● without charge, upon request, by calling toll-free (866) 668-6558; and

● on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

25

Cornerstone Total Return Fund, Inc.

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 1 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable

(b)	Not applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This Registrant does not engage in securities lending activities.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 29, 2024

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	August 29, 2024

*	Print the name and title of each signing officer under his or her signature.